Share-Based Compensation - Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share		$ 87.39
Risk-free interest rates		1.96%
Expected exercise multiple		2.2
Expected volatility		53.00%
Expected dividend yield	1.00%	0.00%	0.00%
Weighted average fair value per option granted	$ 40.52	$ 45.26	$ 52.60
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 77.32		$ 63.91
Risk-free interest rates, Minimum	0.62%		2.42%
Expected exercise multiple	2.2		2.2
Expected volatility, Minimum	52.00%		52.00%
Weighted average fair value per option granted	$ 30.00		$ 40.71
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 94.46		$ 98.31
Risk-free interest rates, Maximum	1.92%		3.09%
Expected exercise multiple	2.8		2.8
Expected volatility, Maximum	53.00%		60.00%
Weighted average fair value per option granted	$ 44.69		$ 78.09